Significant Accounting Policies (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Significant Accounting Policies [Abstract]
Contract liabilities	$ 1,788	$ 1,986
Recognized revenues	202
Remaining performance obligation	$ 1,788
Remaining performance obligation percentage	22.00%
Remaining performance obligations as revenue over remainder over	3 years 6 months